United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22098

(Investment Company Act File Number)

Federated Enhanced Treasury Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 8/31/13

Item 1. Schedule of Investments

Federated Enhanced Treasury Income Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—97.5%
$5,000,000		United States Treasury Bond, 4.375%, 11/15/2039	$5,634,571
4,500,000		United States Treasury Bond, 4.375%, 5/15/2041	5,067,685
10,000,000		United States Treasury Bond, 5.250%, 11/15/2028	12,348,438
5,200,000		United States Treasury Bond, 7.500%, 11/15/2024	7,505,976
15,000,000		United States Treasury Note, 0.375%, 3/15/2015	15,017,025
3,000,000		United States Treasury Note, 0.625%, 7/15/2016	2,989,137
4,000,000		United States Treasury Note, 1.375%, 7/31/2018	3,956,133
6,000,000	[1]	United States Treasury Note, 1.500%, 7/31/2016	6,124,562
3,500,000		United States Treasury Note, 1.750%, 5/31/2016	3,599,008
19,000,000		United States Treasury Note, 2.125%, 11/30/2014	19,452,012
7,500,000		United States Treasury Note, 2.500%, 8/15/2023	7,318,359
7,500,000		United States Treasury Note, 2.625%, 8/15/2020	7,704,053
10,000,000		United States Treasury Note, 2.750%, 10/31/2013	10,042,320
3,500,000		United States Treasury Note, 2.750%, 2/15/2019	3,674,897
11,675,000		United States Treasury Note, 3.500%, 5/15/2020	12,690,520
4,000,000		United States Treasury Note, 4.000%, 2/15/2015	4,214,379
		TOTAL U.S. TREASURY (IDENTIFIED COST $124,743,097)	127,339,075
		REPURCHASE AGREEMENT—2.5%
3,202,000		Interest in $750,000,000, joint repurchase agreement 0.06%, dated 8/30/2013 under which Citigroup Global Markets, Inc., will repurchase the securities provided as collateral for $750,005,000 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2048 and the market value of those underlying securities was $770,359,214. (AT COST)	3,202,000
		TOTAL INVESTMENTS (IDENTIFIED COST $127,945,097)[2]	130,541,075
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	62,642
		TOTAL NET ASSETS—100%	$130,603,717
At August 31, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4U.S. Treasury Bonds, 20-Year Short Futures	57	$7,518,656	December 2013	$(77,144)
4U.S. Treasury Notes, 10-Year Long Futures	182	$22,619,188	December 2013	$70,683
4U.S. Treasury Notes, 2-Year Long Futures	306	$67,243,500	December 2013	$18,437
4U.S. Treasury Notes, 5-Year Short Futures	171	$20,465,225	December 2013	$(33,782)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(21,806)
The average notional value of long and short futures contracts held by the fund throughout the period was $83,824,741 and $42,727,651, respectively. This is based on amounts held as of each month-end throughout the nine month fiscal period.
At August 31, 2013, the Fund had the following outstanding written call option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
4U.S. Treasury Bonds 20-Year Short Calls on Futures	October 2013	$131	(215)	$(426,641)
4U.S. Treasury Notes 10-Year Short Calls on Futures	October 2013	$124	(145)	$(210,703)
4U.S. Treasury Notes 5-Year Short Calls on Futures	October 2013	$119	(500)	$(417,969)
(PREMIUMS RECEIVED $718,066)				$(1,055,313)
The average value of written call option contracts held by the fund throughout the period was a net payable of $667,665. This is based on amounts held as of each month-end throughout the nine month fiscal period.

Net Unrealized Depreciation on Futures Contracts and Value of Written Call Option Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At August 31, 2013, the cost of investments for federal tax purposes was $127,945,097. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and written call option contracts was $2,595,978. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,613,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,582.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$127,339,075	$—	$127,339,075
Repurchase Agreement	—	3,202,000	—	3,202,000
TOTAL SECURITIES	$—	$130,541,075	$—	$130,541,075
OTHER FINANCIAL INSTRUMENTS*	$(1,077,119)	$—	$—	$(1,077,119)
*	Other financial instruments include written call option contracts and futures contracts.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Enhanced Treasury Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013